SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2024
Disclosure Of Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 20. SHAREHOLDERS' EQUITY
Capital Stock
As of September 30, 2024, the capital stock amounts to Ps. 1,474,692, which is subscribed and paid in. It is composed of 281,221,650 class “A” ordinary shares with a par value of Ps. 1 each and 5 votes per share and 1,193,470,441 class “B” ordinary shares with a par value of Ps. 1 each and 1 vote per share, not having undergone modifications during the last three fiscal years.
The Ordinary and Extraordinary Shareholders' Meeting held on August 20, 2024, resolved, among other points:
•To approve a first capital increase up to a maximum amount of Ps. 115,582 nominal value and the issuance of up to 115,582,280 common shares, class B, par value Ps. 1 (figure expressed in Argentine pesos) and one vote per share, with the right to dividends as from the date of issuance. The shares will be paid in kind.
•To approve a second capital increase that, together with the first increase, may not exceed $162,034 nominal value and the issuance of up to 162,035,894 ordinary shares, Class B, with a nominal value of $1 (amount expressed in Argentine pesos) and one vote per share (representing, together with the shares from the first increase, up to 10.99% of the current share capital and up to 9.9% of the new capital resulting after the two increases), with the right to receive dividends as from the date of issuance. The shares may be paid in cash in U.S. dollars or through the capitalization of the Company's debt. In addition, with respect to this second increase, it was resolved to approve the reduction of the period for exercising preemptive subscription rights and to increase up to the legal minimum.
On October 17, 2024, the CNV, through Resolution Number: RESFC-2024-22904-APN-DIR#CNV, authorized the Company to make a Public Offering of NV 115,582,280 ordinary, book-entry, Class "B" shares, with a nominal value of $1 (amount expressed in Argentine pesos) and one vote per share, representing NV $115,582,280 (amount expressed in Argentine pesos), in consideration of the subscription of shares with a premium, with the right to receive dividends from the time of issuance under the same conditions as the shares issued and outstanding at the time of issuance.
There are no own shares in the Company's portfolio.
In Argentina, the Company's shares are quoted in Bolsas y Mercados Argentinos S.A. (BYMA) and Mercado Abierto Electrónico S.A. (MAE). Likewise, the shares are listed in the United States of America on the National Association of Securities Dealers Automated Quotation (NASDAQ), under the American Depository Receipt (ADRs) program, of which The Bank of New York Mellon acts as the depositary agent.